Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 367,843	$ 393,167
Accounts receivable, net	128,420	138,146
Inventories	131,731	123,524
Net investment in sales-type leases	2,193	2,658
Prepaid expenses	7,750	6,398
Other current assets	21,023	20,278
Total current assets	658,960	684,171
Non-current assets
Net investment in sales-type leases - long-term	965	1,552
Property, plant and equipment, net	188,255	188,150
Goodwill	385,612	385,849
Other intangible assets, net	101,486	107,274
Operating lease right-of-use assets	27,408
Other non-current assets	22,456	21,258
Total non-current assets	726,182	704,083
Total assets	1,385,142	1,388,254
Current liabilities
Accounts payable	43,033	45,855
Current portion of long-term debt		5,143
Accrued expenses and other current liabilities	29,831	39,115
Accrued compensation and related benefits	35,516	31,703
Deferred revenues	53,997	53,965
Operating lease liabilities - short term	9,439
Total current liabilities	171,816	175,781
Non-current liabilities
Long-term debt		22,000
Deferred tax liabilities	1,391	1,662
Deferred revenues - long-term	17,307	18,422
Operating lease liabilities - long term	18,481
Other non-current liabilities	28,474	27,422
Total non-current liabilities	65,653	69,506
Total liabilities	237,469	245,287
Contingencies (see note 11)
Redeemable non-controlling interests	809	852
Equity
Ordinary shares, NIS 0.01 nominal value, authorized 180,000 thousands shares; 54,048 thousands shares and 53,881 thousands shares issued and outstanding at March 31, 2019 and December 31, 2018, respectively	146	146
Additional paid-in capital	2,687,499	2,681,048
Accumulated other comprehensive loss	(7,185)	(7,753)
Accumulated deficit	(1,533,596)	(1,531,326)
Total equity	1,146,864	1,142,115
Total liabilities and equity	$ 1,385,142	$ 1,388,254